3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (Percentage Of Sales)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Percentage Of Sales
1	31.60%	21.50%	33.70%	47.90%
2	29.00%	52.00%	31.20%	19.20%